Schedule of Lease Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Leases
Fixed operating lease costs	$ 501	$ 425	$ 1,766	$ 1,604
Short-term lease costs	13	13	13
Total lease cost	$ 514	$ 438	$ 1,779	$ 1,604